Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	333-206804
Entity Registrant Name	Alpine Auto Brokers Inc.
Entity Central Index Key	0001642365
Entity Tax Identification Number	38-3970138
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	+86
Local Phone Number	15221719225
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false